Leases - Other supplemental (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Leases
Cash payments for operating leases	¥ 1,075,598	$ 151,495	¥ 534,784	¥ 388,144
ROU assets obtained in exchange for new operating lease liabilities	¥ 3,918,460	$ 551,904	¥ 1,068,063	¥ 704,142